Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

February 15, 2011

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Met Investors Series Trust (the “Trust”)

-Registration Statement on Form N-1A

File No. 333-48456

CIK - 0001126087

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, please accept for filing the Trust’s Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A. The purpose of this filing is to register Class A and Class B, Class C and Class E shares of the following new Portfolios of the Trust: AllianceBernstein Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Met/Franklin Low Duration Total Return Portfolio, MetLife Balanced Plus Portfolio and Pyramis® Government Income Portfolio (the “New Portfolios”).

The Registration Statement contains the Prospectuses and the Trust’s Statement of Additional Information, to be dated May 1, 2011, for the New Portfolios.

This filing also contains appropriate exhibits. Updates to certain information for the Trust’s other Portfolios will be included in a Rule 485(b) amendment filing.

Any questions or comments with respect to this filing may be directed to the undersigned at (212) 660-3067.

Very truly yours,

/s/ Matthew J. Van Wormer, Esq.

Enclosures

cc:	Elizabeth M. Forget
Michael Lawlor, Esq.
David C. Mahaffey, Esq.